BUSINESS ACQUISITION IN STAGES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF FAIR VALUE OF CONSIDERATION TRANSFERRED

The acquisition-date fair value of the consideration transferred is as follows:

January 3, 2023

Fair value of common stock	$1,800,000
Fair value of common stock warrants	2,674,972
Promissory notes	$8,900,000
Fair value of consideration transferred	$13,374,972

The acquisition-date fair value of the consideration transferred is as follows:

January 3, 2023

Fair value of common stock	$1,800,000
Fair value of common stock warrants	2,674,972
Promissory notes	$8,900,000
Fair value of consideration transferred	$13,374,972

SCHEDULE OF PROVISIONAL PURCHASE PRICE ALLOCATION

The following is the purchase price allocation as of the January 3, 2023, acquisition date:

January 3, 2023
Cash	$321,916
Accounts receivable	1,900,388
Other current assets	342,574
Fixed Assets	16,213,967
Accounts payable and accrued expenses	(652,329)
Mortgage loans	(6,576,566)
Related party notes	(16,545)
Deferred revenue	(9,276,620)
Net Assets Acquired	$2,256,785
Goodwill	11,118,187
Total consideration	$13,374,972

The following is the purchase price allocation as of the January 3, 2023, acquisition date:

January 3, 2023
Cash	$321,916
Accounts receivable	1,900,388
Other current assets	342,574
Fixed Assets	16,213,967
Accounts payable and accrued expenses	(652,329)
Mortgage loans	(6,576,566)
Related party notes	(16,545)
Deferred revenue	(9,276,620)
Net Assets Acquired	$2,256,785
Goodwill	11,118,187
Total consideration	$13,374,972

SCHEDULE OF PRO FORMA FINANCIAL INFORMATION

The following unaudited pro forma consolidated results of operations for the years ended December 31, 2023 and 2022 assume the acquisition was completed on January 1, 2022:

	Years Ended December 31,
	2023	2022
Pro forma net revenues	1,090,617	1,516,622
Pro forma net loss	(1,110,022)	(926,798)

The following unaudited pro forma consolidated results of operations for the years ended December 31, 2023 and 2022 assume the acquisition was completed on January 1, 2022:

	Years Ended December 31,
	2023	2022
Pro forma net revenues	1,090,617	1,516,622
Pro forma net loss	(1,110,022)	(926,798)

SCHEDULE OF FAIR VALUE OF COMMON STOCK WARRANTS

At acquisition date, the Company measures the fair value of the common stock warrant using the Black-Scholes option valuation model using the following assumptions as of December 31, 2023:

Expected term	5 years
Exercise price	$0.10
Expected volatility	145%
Risk-free interest rate	3.94%
Forfeitures	None

At acquisition date, the Company measures the fair value of the common stock warrant using the Black-Scholes option valuation model using the following assumptions:

	For the Years Ending December 31,
	2023	2022

Expected term	5 years	-
Exercise price	$0.10	-
Expected volatility	145%	-
Risk-free interest rate	3.94%	-
Forfeitures	None	-